FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
                 PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
                     ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
                     ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
                    VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
                   VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
                          VARIABLE UNIVERSAL LIFE (VUL)
                        VARIABLE UNIVERSAL LIFE 2 (VUL2)
                        VARIABLE UNIVERSAL LIFE 3 (VUL3)
                        VARIABLE UNIVERSAL LIFE 4 (VUL4)
                  SURVIVIORSHIP VARIABLE UNIVERSAL LIFE (SVUL)

            Flexible Premium Variable Universal Life Insurance Policy
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A


                          Supplement dated May 1, 2008
                        to Prospectuses Dated May 1, 2008


The following portfolios described in the prospectus will not be available until May 22, 2008. Accordingly, this supplement will alter the prospectuses listed above in the following manner:

On page one of the prospectuses listed above, the following Series Fund will become available on May 22, 2008:

Vanguard(R) Variable Insurance Funds

On page two of the prospectuses listed above, under Separate Account Investment Portfolios, the following funds will become available on May 22, 2008:

VIP Freedom 2010 Portfolio
VIP Freedom 2015 Portfolio
VIP Freedom 2020 Portfolio
VIP Freedom 2025 Portfolio
VIP Freedom 2030 Portfolio
VIP Freedom Income Portfolio
PVIT StocksPLUS Growth and Income Portfolio
PVIT Small Cap StocksPLUS Total Return Portfolio
Vanguard(R) VIF Balanced Portfolio
Vanguard(R) VIF High Yield Bond Portfolio
Vanguard(R) VIF International Portfolio
Vanguard(R) VIF Mid-Cap Index Portfolio
Vanguard(R) VIF REIT Index Portfolio
Vanguard(R) VIF Short-Term Investment-Grade Portfolio
Vanguard(R) VIF Small Company Growth Portfolio
Vanguard(R) VIF Total Bond Market Index Portfolio
Vanguard(R) VIF Total Stock Market Index Portfolio


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Under the section titled, Investment Policies of the Portfolios, the following funds will be available on May
22, 2008:
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
-------------------------------------------------------------------------------------------------------------------------------
VIP Freedom 2010 Portfolio                                Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
--------------------------------------------------------- ---------------------------------------------------------------------
VIP Freedom 2015 Portfolio                                Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
--------------------------------------------------------- ---------------------------------------------------------------------
VIP Freedom 2020 Portfolio                                Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
--------------------------------------------------------- ---------------------------------------------------------------------
VIP Freedom 2025 Portfolio                                Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
--------------------------------------------------------- ---------------------------------------------------------------------
VIP Freedom 2030 Portfolio                                Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
--------------------------------------------------------- ---------------------------------------------------------------------
VIP Freedom Income Portfolio                              Seeks high total return with a secondary objective of principal preservation.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small Cap StocksPLUS(R)TR Portfolio             Seeks total return, which exceeds that of the Russell 2000(R)Index.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT StocksPLUS(R)Growth and Income Portfolio        Seeks total return, which exceeds that of the S&P 500.
-------------------------------------------------------------------------------------------------------------------------------
Vanguard Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Balanced Portfolio                        Seeks to provide long-term capital appreciation and reasonable current income.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R) VIF High Yield Bond Portfolio                 Seeks to provide high level of current income.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R) VIF International Portfolio                   Seeks to provide long-term capital appreciation.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R) VIF Mid-Cap Index Portfolio                   Seeks to track the performance of a benchmark index that
                                                          measures the investment return of mid-capitalization stocks.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R)VIF REIT Index Portfolio                       Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity
                                                          REITs.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R) VIF Short-Term Investment-Grade Portfolio     Seeks to provide current income with limited price volatility.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R) VIF Small Company Growth Portfolio            Seeks to provide long-term capital appreciation.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R)VIF Total Bond Market Index Portfolio          Seeks to track the performance of a broad, market-weighted bond index.
--------------------------------------------------------- ---------------------------------------------------------------------
Vanguard(R) VIF Total Stock Market Index Portfolio        Seeks to track the performance of a benchmark index that
                                                          measures the investment return of the overall stock market.
--------------------------------------------------------- ---------------------------------------------------------------------






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